Portfolio of investments—March 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.92%
California: 0.54%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (144 shares) 0.41% 144Aø	$14,400,000	$ 14,400,000
Massachusetts: 0.38%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (10,000 shares) 0.41% ø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $24,400,000)		24,400,000

	Interest rate	Maturity date
Municipal obligations: 97.13%
Alabama: 3.04%
Airport revenue: 0.08%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	475,000	523,479
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	1,090,797
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	617,999
				2,232,275
Health revenue: 0.25%
Alabama Health Care Authority for Baptist Health Series B ø	0.20	11-1-2042	6,500,000	6,500,000
Industrial development revenue: 0.36%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	8,595,509
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	1,041,558
				9,637,067
Utilities revenue: 2.35%
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	4,028,103
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,040,032
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,687,462
Alabama Black Belt Energy Gas District Series A	4.00	10-1-2049	9,500,000	11,024,860
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA)ø	0.25	8-1-2037	10,000,000	10,000,000
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2024	985,000	1,126,320
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	500,511
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00%	8-1-2026	$ 500,000	$ 605,900
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	20,060,000	22,067,645
				62,080,833
				80,450,175
Alaska: 0.40%
Health revenue: 0.18%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	665,485
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	857,791
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,540,428
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,672,436
				4,736,140
Miscellaneous revenue: 0.13%
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,744,866
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,641,677
				3,386,543
Water & sewer revenue: 0.09%
North Slope Borough Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,464,226
				10,586,909
Arizona: 2.76%
Education revenue: 0.10%
Cochise County AZ Community College District of Cochise County Series 2016A (BAM Insured)	5.00	7-1-2021	425,000	429,754
Pima County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	315,241
Pima County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	1,970,634
				2,715,629
GO revenue: 0.12%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	3.00	7-15-2022	700,000	723,262
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2024	1,150,000	1,273,433
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	1,037,539
				3,034,234
Health revenue: 0.65%
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap+0.57%)±	0.61	1-1-2035	4,730,000	4,709,029
See accompanying notes to portfolio of investments

2  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap+0.80%)±	0.85%	9-1-2048	$ 9,000,000	$ 8,969,417
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	3,570,000	3,571,062
				17,249,508
Industrial development revenue: 1.78%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	34,395,020
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	1,175,000	1,234,092
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,000,000	2,270,680
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.18	12-1-2035	9,000,000	9,000,140
				46,899,932
Miscellaneous revenue: 0.11%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,022,329
				72,921,632
Arkansas: 0.06%
Health revenue: 0.06%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,509,808
California: 5.95%
GO revenue: 1.04%
California Series B (SIFMA Municipal Swap+0.38%)±	0.43	12-1-2027	20,000,000	20,006,976
Kern CA Community College District CAB Anticipation Notes Facilities ¤	0.00	8-1-2023	7,000,000	6,932,808
San Ysidro CA School District (AGM Insured)¤	0.00	8-1-2047	3,610,000	513,371
				27,453,155
Health revenue: 0.12%
California Statewide Communities Development Authority Series 2020A	5.00	4-1-2026	570,000	685,527
California Statewide Communities Development Authority Series 2020A	5.00	4-1-2027	845,000	1,041,825
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured)€	0.58	11-1-2036	1,050,000	1,050,000
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2024	200,000	225,315
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	231,131
				3,233,798
Housing revenue: 0.58%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ)144Aø	0.24	10-1-2036	3,394,000	3,394,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.30	5-1-2049	12,000,000	12,000,000
				15,394,000
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.57%
California Infrastructure and Economic Development Bank Revenue AMT Brightline West Passenger 144A	0.45%	1-1-2050	$15,000,000	$ 15,001,415
Miscellaneous revenue: 1.19%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR+0.33%)±	0.41	10-1-2047	19,000,000	19,015,770
California School Cash Reserve Program Authority Series L	2.00	1-31-2022	3,000,000	3,047,833
Ceres CA Financing Authority Water System Series 2020	0.50	6-1-2050	7,400,000	7,402,955
Riverside County CA Office of Education Tax Revenue Anticipation Notes Series B	2.00	12-31-2021	2,000,000	2,027,570
				31,494,128
Resource recovery revenue: 0.66%
California Municipal Finance Authority Solid Waste Disposal Waste Management Project	0.20	10-1-2045	7,500,000	7,497,434
California PCFA Series A 144Aøø	0.18	8-1-2023	10,000,000	10,000,155
				17,497,589
Tax revenue: 0.02%
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	690,000	689,422
Tobacco revenue: 0.02%
California Tobacco Securitization Senior Bond Series B-1	0.45	6-1-2030	500,000	492,810
Transportation revenue: 1.08%
Bay Area Toll Authority CA Toll Bridge Revenue Various Sanitary Francisco Bay Area (SIFMA Municipal Swap+0.45%)±	0.50	4-1-2056	2,750,000	2,756,152
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap+0.90%)±	0.95	4-1-2045	25,500,000	25,756,946
				28,513,098
Utilities revenue: 0.08%
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR+1.43%)±	1.56	11-15-2026	2,000,000	2,071,445
Water & sewer revenue: 0.59%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap+0.37%)±	0.42	12-1-2035	15,500,000	15,540,230
				157,381,090
Colorado: 1.41%
Airport revenue: 0.04%
Denver CO City & County Department of Aviation Airport System Series A	5.00	11-15-2024	1,000,000	1,076,057
GO revenue: 0.15%
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,556,184
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,293,246
See accompanying notes to portfolio of investments

4  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00%	12-1-2024	$ 550,000	$ 612,691
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2025	400,000	455,611
				3,917,732
Health revenue: 0.73%
Colorado Health Facilities Authority Hospital Adventhealth Oblligated Group Series B	5.00	11-15-2049	900,000	1,112,946
Colorado Health Facilities Authority Hospital Adventhealth Oblligated Group Series C	5.00	11-15-2036	2,290,000	2,830,973
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	346,240
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	14,630,000	14,898,801
				19,188,960
Miscellaneous revenue: 0.33%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,285,000	1,390,747
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,758,805
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,579,040
				8,728,592
Tax revenue: 0.02%
Colorado Regional Trasportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	605,173
Transportation revenue: 0.12%
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	516,788
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	355,629
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	2,135,601
				3,008,018
Water & sewer revenue: 0.02%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00	12-1-2027	500,000	628,344
				37,152,876
Connecticut: 2.96%
Education revenue: 1.36%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	133,885
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	160,045
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	7,107,793
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,127,208
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series A	3.60	11-15-2023	1,265,000	1,338,682
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2024	250,000	280,437
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2025	400,000	456,644
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00%	11-15-2026	$ 585,000	$ 678,736
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	5.00	11-15-2025	500,000	588,751
				35,872,181
GO revenue: 0.68%
Connecticut Refunding Bond Series B	4.00	5-15-2021	11,190,000	11,237,958
Connecticut Series C	4.00	6-1-2025	1,000,000	1,140,992
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	854,233
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,855,467
West Haven CT BAN Series B	2.00	9-30-2021	2,800,000	2,816,222
				17,904,872
Health revenue: 0.33%
Connecticut HEFAR Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	8,688,014
Housing revenue: 0.38%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	10,000,000	10,117,607
Tax revenue: 0.21%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2026	1,200,000	1,454,485
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	4,222,796
				5,677,281
				78,259,955
Delaware: 0.15%
Utilities revenue: 0.15%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	4,058,949
District of Columbia: 0.82%
Airport revenue: 0.39%
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,755,569
Metropolitan Washington Airports Authority Series A	5.00	10-1-2024	3,450,000	3,693,923
				10,449,492
Housing revenue: 0.10%
District of Columbia HFA MFHR Strand Residences Project	1.45	2-1-2039	2,500,000	2,537,501
Transportation revenue: 0.09%
Metropolitan Washington DC Transit Authority Series A	5.00	7-15-2025	2,000,000	2,372,545
Water & sewer revenue: 0.24%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	6,235,345
				21,594,883
See accompanying notes to portfolio of investments

6  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 3.11%
Airport revenue: 0.17%
Broward County FL Airport System Series C	5.00%	10-1-2022	$ 2,000,000	$ 2,134,884
Greater Orlando Aviation Authority Florida Airport Facilities Series A	5.00	10-1-2025	2,000,000	2,371,150
				4,506,034
Education revenue: 0.30%
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2024	500,000	557,462
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2025	1,000,000	1,140,645
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2026	1,000,000	1,164,258
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	578,757
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	888,249
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,528,129
				7,857,500
Health revenue: 0.47%
North Broward FL Hospital District Series B	5.00	1-1-2022	1,570,000	1,620,006
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,828,826
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,231,797
Palm Beach County FL HCFR Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,601,284
Tender Option Bond Trust Receipts/Certificates 2020-XM0868 (JPMorgan Chase & Company LIQ)144Aø	0.11	2-15-2026	3,225,000	3,225,000
				12,506,913
Housing revenue: 0.25%
Miami-Dade County FL HFA MFHR Liberty Square Phase Two Project	1.42	11-1-2040	6,500,000	6,577,831
Miscellaneous revenue: 0.50%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	11,463,579
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,689,579
				13,153,158
Resource recovery revenue: 0.07%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,933,194
Tax revenue: 0.55%
Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,178,429
Leon County FL School District	4.00	9-1-2026	6,000,000	6,505,444
				14,683,873
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.05%
Osceola County FL Improvement Osceola Parkway Series	5.00%	10-1-2024	$ 300,000	$ 344,764
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2026	735,000	895,678
				1,240,442
Utilities revenue: 0.11%
JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,803,148
Orlando FL Commission Utility System Series B	1.25	10-1-2046	1,000,000	995,810
				2,798,958
Water & sewer revenue: 0.64%
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	14,160,000	16,995,742
				82,253,645
Georgia: 3.39%
Health revenue: 0.04%
Cobb County GA Kennestone Hospital Authority Series 2020B	5.00	4-1-2026	1,000,000	1,204,852
Housing revenue: 0.40%
Cobb County GA Housing Authority MFHR White Circle Phase 2 Project	1.65	12-1-2022	6,000,000	6,013,545
Northwest Georgia Housing Authority MFHR Park Homes Apartments Project (FHA Insured)	1.54	8-1-2022	4,500,000	4,519,453
				10,532,998
Industrial development revenue: 0.21%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,404,368
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	1,041,558
				5,445,926
Utilities revenue: 2.74%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	4,144,306
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	4,065,093
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	22,995,222
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	231,600
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	357,416
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	269,088
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	447,403
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,155,594
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2847 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.09	1-1-2056	4,315,000	4,315,000
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	6,225,000	6,765,553
See accompanying notes to portfolio of investments

8  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00%	3-1-2050	$22,750,000	$ 26,219,605
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,529,599
				72,495,479
				89,679,255
Hawaii: 0.35%
Miscellaneous revenue: 0.35%
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2025	1,945,000	2,148,677
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	7,013,407
				9,162,084
Illinois: 8.36%
Airport revenue: 1.30%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,311,882
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,599,806
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,173,674
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,603,839
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,192,388
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,494,372
				34,375,961
Education revenue: 0.21%
Illinois Finance Authority Benedictine University Refunding Bond	5.00	10-1-2027	630,000	716,473
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,527,266
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	808,438
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	465,323
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,096,491
				5,613,991
GO revenue: 2.32%
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	535,839
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,223,725
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2030	2,250,000	2,794,360
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2022	10,505,000	10,877,883
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2023	1,450,000	1,569,691
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,781,231
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	525,000	543,920
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00%	1-1-2022	$ 5,340,000	$ 5,499,994
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	3,300,000	3,516,246
Cook County IL Refunding Bond Series A	5.00	11-15-2025	1,000,000	1,191,429
Cook County IL Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,503,601
Dekalb & Kane Counties IL Community Unit School District Series B (AGM Insured)¤	0.00	1-1-2025	3,235,000	3,084,299
Illinois Series 2014	5.00	4-1-2022	3,000,000	3,128,600
Illinois Series 2016	5.00	11-1-2021	5,000,000	5,126,841
Illinois Series 2020	5.13	5-1-2022	2,000,000	2,095,396
Illinois Series 2020	5.38	5-1-2023	1,000,000	1,093,741
Kane, Cook, DuPage, McHenry & Dekalb Counties IL Refunding Bond Series B	4.00	12-15-2026	960,000	1,133,639
Kane, Cook, DuPage, McHenry & Dekalb Counties IL Refunding Bond Series B	4.00	12-15-2027	795,000	954,841
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,660,000	1,766,820
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	910,931
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	543,663
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,655,847
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,186,231
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	517,634
				61,236,402
Health revenue: 0.60%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	2,000,000
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	588,914
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	604,360
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	0.75	5-1-2042	2,250,000	2,250,002
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,600,000	4,045,525
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,782,474
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,505,000	1,646,167
				15,917,442
Housing revenue: 0.29%
Illinois Housing Development Authority (SIFMA Municipal Swap+1.00%)(FNMA LOC, FNMA LIQ)±	1.05	5-15-2050	7,500,000	7,688,072
Miscellaneous revenue: 1.28%
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,569,320
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,846,269
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,532,507
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	9,444,554
Illinois Series 2014	5.00	5-1-2021	2,000,000	2,006,523
Illinois Series 2017D	5.00	11-1-2026	8,025,000	9,450,511
Illinois Series 2021A	5.00	3-1-2028	2,500,000	3,009,334
				33,859,018
See accompanying notes to portfolio of investments

10  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.77%
Build Illinois Bond Junior Obligation Series C	5.00%	6-15-2022	$ 2,985,000	$ 3,124,075
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	955,000	970,077
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	6,931,681
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	925,000	957,543
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	1,165,000	1,201,849
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,025,586
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,295,077
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,418,360
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,510,997
Illinois Series 2013	5.00	6-15-2024	585,000	636,726
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	515,436
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	688,418
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,478,904
Metropolitan Pier & Exposition Authority McCormick Place Project Series A (National Insured)¤	0.00	12-15-2021	920,000	915,314
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,162,923
				46,832,966
Tobacco revenue: 0.48%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	12,629,317
Transportation revenue: 0.10%
Illinois Toll Highway Authority Senior Refunding Bond Series C	5.00	1-1-2027	2,050,000	2,527,501
Water & sewer revenue: 0.01%
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020 (AGM Insured)	5.00	12-30-2027	280,000	341,680
				221,022,350
Indiana: 1.41%
Health revenue: 0.66%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,073,663
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,418,391
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,469,778
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,027,084
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	893,475
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,156,593
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2021	1,020,000	1,023,525
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,108,119
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,130,000	5,186,801
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Indiana Finance Authority Senior Living Series A	5.00%	11-15-2022	$ 500,000	$ 525,940
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	540,623
				17,423,992
Miscellaneous revenue: 0.75%
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,051,012
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2026	3,000,000	3,594,271
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2027	6,000,000	7,342,033
Tender Option Bond Trust Receipts/Certificates 2021-XM0927 (AGM Insured, JPMorgan Chase & Company LIQ)144Aø	0.12	12-1-2028	6,900,000	6,900,000
				19,887,316
				37,311,308
Iowa: 0.83%
Education revenue: 0.09%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	537,758
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	780,661
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,148,746
				2,467,165
Housing revenue: 0.28%
Iowa Finance Authority SFMR Series D (1 Month LIBOR+0.35%)(GNMA/FNMA/FHLMC Insured)±	0.43	7-1-2048	7,500,000	7,500,600
Utilities revenue: 0.46%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	12,052,308
				22,020,073
Kansas: 0.27%
Health revenue: 0.08%
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	1,027,415
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,109,287
				2,136,702
Housing revenue: 0.19%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,017,694
				7,154,396
Kentucky: 2.84%
Health revenue: 0.19%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,873,045
See accompanying notes to portfolio of investments

12  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.67%
Kentucky Housing Corporation Beecher Phase I Project	2.00%	3-1-2022	$ 5,500,000	$ 5,540,177
Kentucky Housing Corporation MFHR Chapel House Apartments Project	0.80	9-1-2022	3,070,000	3,086,751
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	9,000,000	9,075,654
				17,702,582
Miscellaneous revenue: 0.25%
Lexington Fayette KY Urban County Lease Eastern State Hospital Series A	5.25	6-1-2026	6,620,000	6,663,963
Utilities revenue: 1.73%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	28,860,924
Louisville & Jefferson Counties KY Metro Government PCR Series B %%	1.35	11-1-2027	6,500,000	6,470,989
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,509,653
Trimble County KY Pollution Control Revenue Refunding Bonds Louisville Gas and Electric Company	1.30	9-1-2044	5,000,000	4,946,848
				45,788,414
				75,028,004
Louisiana: 1.24%
Health revenue: 0.28%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Childrens Medical Center Project	5.00	6-1-2045	6,695,000	7,346,980
Industrial development revenue: 0.56%
St John Baptist Parish LA Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,847,859
Miscellaneous revenue: 0.19%
Louisiana Local Government Environmental Facilities and Community Development Authority Subordinated Lien East Baton Rouge	0.88	2-1-2046	5,000,000	4,969,397
Tax revenue: 0.02%
Louisiana Regional Transit Authority CAB (National Insured)¤	0.00	12-1-2021	695,000	693,908
Utilities revenue: 0.15%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	3,954,479
Water & sewer revenue: 0.04%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	1,000,000	1,012,267
				32,824,890
Maine: 0.08%
Education revenue: 0.02%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	497,052
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
Maine Health & HEFAR Series 200A	5.00%	7-1-2026	$ 500,000	$ 606,570
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	800,000	940,469
				1,547,039
				2,044,091
Maryland: 1.43%
Housing revenue: 0.79%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,500,000	7,500,000
Maryland CDA Department of Housing & Community Multifamily Development Orchard Mews	2.06	9-1-2021	5,500,000	5,540,164
Maryland CDA Department of Housing & Community Multifamily Development Park View	1.75	2-1-2022	7,700,000	7,775,253
				20,815,417
Transportation revenue: 0.12%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	2,995,000	3,122,194
Utilities revenue: 0.52%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,500,000	13,743,806
				37,681,417
Massachusetts: 2.73%
Education revenue: 0.25%
Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,294,452
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,058,351
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,260,541
				6,613,344
Health revenue: 0.65%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap+0.50%)±	0.55	7-1-2038	5,000,000	5,007,235
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap+0.42%)±	0.47	7-1-2044	11,230,000	11,236,926
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2026	300,000	362,972
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2027	410,000	507,524
				17,114,657
Housing revenue: 0.31%
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	8,150,000	8,155,681
See accompanying notes to portfolio of investments

14  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.94%
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70%	8-1-2043	$24,550,000	$ 24,990,059
Tax revenue: 0.10%
Massachusetts Bay Transportation Authority Series B Subseries B-1	5.00	7-1-2025	2,300,000	2,730,309
Transportation revenue: 0.48%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,685,000	12,651,680
				72,255,730
Michigan: 1.74%
GO revenue: 0.21%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	908,804
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,144,007
Detroit MI Series 2018	5.00	4-1-2021	620,000	620,000
Flushing MI Community School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,138,062
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	501,691
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,389,735
				5,702,299
Health revenue: 0.56%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63	5-15-2025	1,150,000	1,153,215
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,664,071
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,486,291
Michigan Strategic Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	617,287
				14,920,864
Industrial development revenue: 0.76%
Michigan Strategic Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	20,012,370
Miscellaneous revenue: 0.09%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,100,201
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,231,880
				2,332,081
Water & sewer revenue: 0.12%
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,130,075
				46,097,689
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.80%
GO revenue: 0.16%
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured)¤	0.00%	2-1-2023	$ 815,000	$ 810,479
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured)¤	0.00	2-1-2024	1,015,000	1,000,255
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ)144Aø	0.23	6-1-2021	2,300,000	2,300,000
				4,110,734
Housing revenue: 0.61%
Brooklyn Center MN MFHR Development Sonder House Apartments Project	1.35	1-1-2037	2,355,000	2,356,871
Dakota County MN Community Development Agency Senior MFHR West St. Paul Apartments Project Series B	3.80	7-1-2022	2,710,000	2,704,000
Minnesota HFA Series D (SIFMA Municipal Swap+0.43%)(GNMA/FNMA/FHLMC Insured)±	0.48	1-1-2045	11,000,000	11,032,199
				16,093,070
Miscellaneous revenue: 0.03%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	474,213
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	431,380
				905,593
				21,109,397
Mississippi: 0.50%
Health revenue: 0.22%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.65	9-1-2036	3,000,000	3,000,724
Mississippi Hospital Equipment and Facilities Authority Revenue Refunding Bonds Baptist Memorial Health Care	5.00	9-1-2044	2,500,000	2,859,892
				5,860,616
Industrial development revenue: 0.02%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	0.14	5-1-2028	520,000	520,000
Utilities revenue: 0.26%
Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,845,581
				13,226,197
Missouri: 1.14%
GO revenue: 0.20%
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,222,311
See accompanying notes to portfolio of investments

16  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.91%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	2.75%	5-1-2038	$23,400,000	$ 24,021,434
Tax revenue: 0.03%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	770,000	779,493
				30,023,238
Nebraska: 0.19%
Health revenue: 0.15%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,841,147
Utilities revenue: 0.04%
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.00	9-1-2042	1,075,000	1,141,412
				4,982,559
Nevada: 0.51%
GO revenue: 0.41%
Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	6,207,593
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,112,232
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,417,044
				10,736,869
Utilities revenue: 0.10%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	560,000	576,768
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,031,738
				2,608,506
				13,345,375
New Jersey: 6.02%
Airport revenue: 0.28%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2021	1,500,000	1,527,625
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,851,511
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,633,172
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,239,971
				7,252,279
Education revenue: 0.04%
New Jersey Higher Education Assistance Authority Student Loan Series 2011-1	5.50	12-1-2021	1,000,000	1,033,912
GO revenue: 0.63%
New Jersey Economic Development Authority Series G 144A	5.25	9-1-2023	15,000,000	16,661,898
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.81%
New Jersey Housing & Mortgage Finance Agency MFHR Series A	2.00%	11-1-2021	$ 325,000	$ 328,162
New Jersey Housing & Mortgage Finance Agency MFHR Series B	2.00	5-1-2021	14,335,000	14,352,599
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.60	10-1-2021	5,315,000	5,367,940
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.70	4-1-2022	5,425,000	5,535,709
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.80	10-1-2022	5,065,000	5,216,158
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	5,590,000	5,815,128
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	5,230,000	5,484,444
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,475,000	2,621,623
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,815,000	3,024,704
				47,746,467
Miscellaneous revenue: 2.34%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,297,655
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,963,015
New Jersey EDA School Facilities Construction Bond Series K (National Insured)	5.25	12-15-2021	1,040,000	1,076,053
New Jersey EDA School Facilities Construction Bond Series NN	5.00	3-1-2022	405,000	422,351
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	7,500,000	7,921,802
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,337,441
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,396,873
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,557,584
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	27,919,515
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,047,017
				61,939,306
Tax revenue: 0.09%
New Jersey Statewide Covid-19 Emergency Series A	5.00	6-1-2027	2,000,000	2,470,063
Transportation revenue: 0.83%
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR+0.75%)±	0.83	1-1-2030	21,820,000	21,922,659
				159,026,584
New Mexico: 0.02%
Health revenue: 0.02%
Santa Fe NM Retirement Facility El Castillo Retirement	2.25	5-15-2024	600,000	600,974
See accompanying notes to portfolio of investments

18  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 7.11%
Airport revenue: 0.40%
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00%	12-1-2026	$ 490,000	$ 582,229
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	607,153
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	611,329
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	618,153
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series	5.00	9-1-2026	7,150,000	8,172,090
				10,590,954
Education revenue: 0.11%
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds Academy Charter School Project	4.76	2-1-2027	1,925,000	2,048,614
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	987,316
				3,035,930
GO revenue: 0.71%
Oyster Bay NY BAN Series C	4.00	8-27-2021	3,000,000	3,045,072
Poughkeepsie Dutchess County NY Public Improvement Refunding Bond %%	4.00	4-15-2027	480,000	526,013
Suffolk County NY Tax Anticipation Notes Series I	2.00	7-22-2021	15,000,000	15,080,831
				18,651,916
Health revenue: 0.28%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	602,154
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,170,660
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,197,416
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,466,280
				7,436,510
Housing revenue: 0.30%
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	5,006,321
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	411,438
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	413,442
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	415,255
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	535,663
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95%	11-1-2025	$ 520,000	$ 542,199
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	558,878
				7,883,196
Industrial development revenue: 1.29%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	7,205,000	7,958,242
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Termnials C&D Redevelopment Project	5.00	1-1-2025	22,925,000	26,072,360
				34,030,602
Miscellaneous revenue: 0.09%
Public Housing Capital Fund Trust I (Department of Housing and Urban Development Insured)144A	4.50	7-1-2022	1,992,907	2,014,886
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured)144A	4.50	7-1-2022	305,720	310,244
				2,325,130
Tax revenue: 0.59%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap+0.45%)±	0.50	11-1-2026	5,960,000	5,958,320
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap+0.80%)±	0.85	11-1-2022	9,715,000	9,757,969
				15,716,289
Transportation revenue: 3.01%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	9,600,000	9,860,006
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	10,400,000	11,183,871
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap+0.45%)±	0.50	11-15-2044	22,545,000	22,375,516
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR+0.68%)(AGM Insured)±	0.76	11-1-2032	20,000,000	19,999,984
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR+0.30%)(AGM Insured)±	0.38	11-1-2032	6,000,000	6,000,000
New York Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.08	11-15-2052	10,000,000	10,000,000
				79,419,377
Utilities revenue: 0.23%
Long Island NY Power Authority Electric System General Series B	1.65	9-1-2049	6,000,000	6,200,584
Water & sewer revenue: 0.10%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,725,153
				188,015,641
See accompanying notes to portfolio of investments

20  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.39%
Health revenue: 0.35%
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series B	5.00%	1-15-2048	$ 7,000,000	$ 7,295,973
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,256,026
North Carolina Medical Care Commission Retirement Facilities First Mortgage Series 2020B-2	2.50	10-1-2024	740,000	742,231
				9,294,230
Industrial development revenue: 0.04%
Columbus County NC Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	1,041,558
				10,335,788
Ohio: 2.57%
Health revenue: 0.16%
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	795,471
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	313,087
Ohio Hospital University Hospital Health System Series B	5.00	1-15-2050	2,820,000	3,270,607
				4,379,165
Housing revenue: 0.35%
Trumbull Metropolitan Housing Authority Multifamily Housing Apartments Project Series A	1.70	6-1-2022	9,250,000	9,271,601
Industrial development revenue: 0.15%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,902,403
Miscellaneous revenue: 0.05%
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,246,580
Resource recovery revenue: 0.47%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	12,456,216
Utilities revenue: 1.39%
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,398,279
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,802,869
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,970,579
American Municipal Power Ohio Incorporated Prairie Energy Campus	2.30	2-15-2038	8,825,000	8,889,388
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	19,500,000	22,604,928
				36,666,043
				67,922,008
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 1.09%
Education revenue: 0.02%
Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00%	8-1-2022	$ 535,000	$ 553,295
GO revenue: 0.26%
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,608,836
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,286,731
				6,895,567
Health revenue: 0.14%
Oklahoma Development Finance Authority Health System Revenue ø	0.16	8-15-2031	2,000,000	2,000,000
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	524,871
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	546,537
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	676,256
				3,747,664
Miscellaneous revenue: 0.67%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	973,999
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,085,225
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	737,845
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	754,930
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	773,650
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,296,924
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	616,980
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	674,089
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	914,849
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,228,904
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,088,328
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,330,315
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,402,675
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,790,331
				17,669,044
				28,865,570
See accompanying notes to portfolio of investments

22  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.10%
Airport revenue: 0.06%
Port of Portland OR International Airport Series C	5.00%	7-1-2026	$ 1,240,000	$ 1,493,694
GO revenue: 0.04%
Port of Morrow County OR Full Faith Refunding Bond Series A %%	4.00	6-1-2026	345,000	394,390
Port of Morrow County OR Full Faith Refunding Bond Series A %%	4.00	6-1-2027	535,000	619,589
				1,013,979
				2,507,673
Other: 0.59%
Miscellaneous revenue: 0.59%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	2,730,847	2,765,094
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1 øø	2.25	8-15-2051	12,630,278	12,886,394
				15,651,488
Pennsylvania: 6.13%
Airport revenue: 0.64%
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,548,949
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2026	1,160,000	1,402,605
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,730,397
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	12,237,974
				16,919,925
Education revenue: 0.40%
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap+0.58%)±	0.63	11-1-2037	10,545,000	10,522,730
GO revenue: 1.45%
Albert Gallatin PA School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,280,101
Albert Gallatin PA School District Series B (AGM Insured)	4.00	9-1-2025	350,000	396,492
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,420,375
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,403,286
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,552,600
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,105,828
Laurel PA Highlands School District Series A (BAM Insured)	4.00	2-1-2027	1,325,000	1,518,968
Manheim Township PA School District Series A (1 Month LIBOR+0.47%)±	0.55	5-1-2025	3,760,000	3,760,469
Penn Hills PA School District (BAM Insured)	5.00	11-15-2021	1,275,000	1,310,597
Peoria PA GO Series 2016B	5.00	1-1-2023	715,000	762,757
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	4,965,722
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,065,870
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	910,589
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,783,597
Philadelphia PA School District Series F	5.00	9-1-2021	3,885,000	3,959,585
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Scranton PA School District Series A	5.00%	6-1-2021	$ 680,000	$ 684,455
Scranton PA School District Series A	5.00	6-1-2022	730,000	765,188
Scranton PA School District Series A	5.00	6-1-2023	835,000	913,096
Scranton PA School District Series B	5.00	6-1-2021	580,000	583,800
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	911,937
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	673,913
Scranton PA School District Series C	5.00	6-1-2021	590,000	593,865
				38,323,090
Health revenue: 1.39%
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,058,618
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,073,721
Berks County PA Municipal Authority Tower Health Project Series B1	5.00	2-1-2040	4,140,000	4,439,683
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	234,298
Geisinger Authority PA Health System Series B	5.00	4-1-2043	10,000,000	12,206,406
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,161,332
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap+0.72%)±	0.77	9-1-2051	10,000,000	10,000,336
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,260,934
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,089,599
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,234,993
				36,759,920
Housing revenue: 1.25%
Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,000,000	10,167,561
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	14,920,000	15,349,817
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	6,720,000	7,421,038
				32,938,416
Industrial development revenue: 0.16%
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,548,489
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,525,000	1,576,580
				4,125,069
Miscellaneous revenue: 0.61%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR+0.49%)±	0.57	1-1-2030	4,960,000	4,959,848
Butler County PA General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA)ø	0.07	9-1-2027	265,000	265,000
Delaware County PA Authority Neumann University	4.00	10-1-2021	695,000	705,451
Delaware Valley PA Regional Finance Authority Local Government Series D (TD Bank NA LOC)ø	0.05	11-1-2055	1,000,000	1,000,000
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	539,856
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	693,523
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,867,071
See accompanying notes to portfolio of investments

24  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00%	2-1-2026	$ 2,000,000	$ 2,391,663
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	905,000	911,408
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	375,000	421,688
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,359,931
				16,115,439
Transportation revenue: 0.18%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	597,953
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	627,293
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap+0.70%)±	0.75	12-1-2023	2,880,000	2,892,538
Pennsylvania Turnpike Commission Turpike Series B 2020	5.00	12-1-2025	300,000	361,882
Pennsylvania Turnpike Commission Turpike Series B 2020	5.00	12-1-2026	350,000	433,211
				4,912,877
Water & sewer revenue: 0.05%
Allegheny County PA Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2026	850,000	1,032,193
Allegheny County PA Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	372,531
				1,404,724
				162,022,190
Rhode Island: 0.37%
Education revenue: 0.05%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,307,756
Miscellaneous revenue: 0.32%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00	8-1-2023	8,045,000	8,556,612
				9,864,368
South Carolina: 0.45%
Miscellaneous revenue: 0.24%
South Carolina Transportation Infrastructure Bank Refunding Bond Series B (1 Month LIBOR+0.45%)±	0.53	10-1-2031	6,425,000	6,428,894
Utilities revenue: 0.21%
Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,705,000	5,447,346
				11,876,240
South Dakota: 0.08%
Housing revenue: 0.08%
South Dakota Housing Development Authority Homeownership Series D (FHLB SPA)ø	0.06	5-1-2043	2,000,000	2,000,000
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 2.44%
Health revenue: 0.33%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aøø	0.08%	1-1-2045	$ 5,910,000	$ 5,910,000
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,752,733
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,127,272
				8,790,005
Housing revenue: 0.26%
Kingsport TN Housing & RDA Collateralized MFHR Series B	2.22	1-1-2022	6,700,000	6,732,344
Utilities revenue: 1.85%
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2025	600,000	722,229
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	743,776
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2027	450,000	571,816
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	8,508,859
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	35,840,000	38,288,003
				48,834,683
				64,357,032
Texas: 10.95%
Airport revenue: 0.89%
Dallas-Fort Worth TX International Airport Series 2020A	5.00	11-1-2025	1,000,000	1,194,022
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	537,047
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,652,274
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,202,324
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,227,867
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,823,147
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,732,578
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A	5.00	7-1-2024	3,620,000	3,829,753
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B	5.00	7-1-2027	6,090,000	6,454,647
				23,653,659
Education revenue: 0.45%
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2021	665,000	674,750
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,054,069
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,647,976
See accompanying notes to portfolio of investments

26  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00%	8-15-2024	$ 3,125,000	$ 3,512,796
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	4,926,977
				11,816,568
GO revenue: 5.16%
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	17,123,332
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,277,907
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,704,704
Hays TX Consolidated Independent School District Building Bond Series B	2.70	8-15-2042	7,370,000	7,587,189
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,219,827
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,820,062
Lake Travis TX Independent School District Prefunded Bond Series B	2.63	2-15-2048	1,010,000	1,031,503
Lake Travis TX Independent School District Series 2018B	2.63	2-15-2048	2,125,000	2,164,672
Lake Travis TX Independent School District Series B	2.63	2-15-2048	5,145,000	5,254,085
Lake Travis TX Independent School District Unrefunded Bond Series B	2.63	2-15-2048	1,720,000	1,755,866
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,056,719
Mansfield TX Independent School District	2.50	8-1-2042	8,500,000	8,560,438
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,856,583
New Caney TX Independent School District School Building Bond	3.00	2-15-2050	1,100,000	1,111,393
North East TX Independent School District	2.20	8-1-2049	4,800,000	5,023,228
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,343,652
Northside TX Independent School District School Building	0.70	6-1-2050	5,000,000	5,003,586
Northside TX Independent School District School Building Bond	1.75	6-1-2032	5,675,000	5,677,563
Northside TX Independent School District School Building Bond	2.00	6-1-2046	10,970,000	11,001,889
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	20,305,000	21,384,633
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap+0.30%)±	0.35	10-1-2041	4,500,000	4,504,459
Tomball TX Independent School District Series B2	2.13	2-15-2039	6,750,000	6,798,970
				136,262,260
Health revenue: 0.41%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap+0.57%)±	0.62	12-1-2049	11,000,000	10,950,610
Housing revenue: 1.26%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	20,000,000	20,032,356
Dallas TX Housing Finance Corporation Multifamily Housing Estates at Shiloh	1.25	7-1-2037	7,000,000	7,145,338
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,000,000	6,008,464
				33,186,158
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.31%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.16%	11-1-2040	$ 8,100,000	$ 8,100,000
Transportation revenue: 0.23%
Central Texas Regional Mobility Authority Subordinate Bond	4.00	1-1-2022	6,000,000	6,045,368
Utilities revenue: 1.51%
Lower Colorado River Authority Refunding Bond	5.00	5-15-2027	2,000,000	2,468,873
San Antonio TX Electric & Gas Revenue Various Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	11,500,000	11,869,751
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond Series 2015D	1.13	12-1-2045	10,000,000	9,994,841
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018	2.75	2-1-2048	6,000,000	6,237,488
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap+0.55%)±	0.60	9-15-2027	9,470,000	9,450,391
				40,021,344
Water & sewer revenue: 0.73%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,490,000	13,340,640
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,930,000	6,083,272
				19,423,912
				289,459,879
Utah: 0.45%
Airport revenue: 0.32%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,466,277
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,280,661
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,701,744
				8,448,682
Housing revenue: 0.12%
Utah Housing Corporation Multifamily Lincoln Tower Apartments Project	1.54	8-1-2022	3,000,000	3,012,385
Miscellaneous revenue: 0.01%
Utah Infrastructure Agency Telecommunications Bond	3.00	10-15-2026	310,000	341,173
				11,802,240
Vermont: 0.02%
Education revenue: 0.02%
Vermont Educational & Health Buildings Financing Agency Saint Michael's College Project	5.00	10-1-2026	575,000	600,664
Virginia: 2.39%
Health revenue: 0.02%
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	532,456
See accompanying notes to portfolio of investments

28  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.52%
Spotsylvania County VA EDA Palmers Creek Apartments Project (FHA/GNMA Insured)	1.45%	8-1-2022	$13,700,000	$ 13,829,646
Industrial development revenue: 0.13%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,335,812
Miscellaneous revenue: 0.67%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	17,510,000	17,711,724
Tax revenue: 0.06%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	680,000	326,400
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,047,087
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	190,308
				1,563,795
Transportation revenue: 0.66%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	14,115,000	15,718,005
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,651,628
				17,369,633
Utilities revenue: 0.33%
York County VA EDA PCR Virginia Electric and Power Company Project Series A	1.90	5-1-2033	8,500,000	8,710,111
				63,053,177
Washington: 3.67%
Airport revenue: 0.17%
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,407,219
Education revenue: 0.80%
University of Washington Series A	5.00	5-1-2048	20,500,000	21,063,635
GO revenue: 0.31%
Washington Refunding Bond	5.00	6-1-2025	1,000,000	1,186,087
Washington Refunding Bond	5.00	6-1-2026	1,570,000	1,920,773
Washington Series A	5.00	8-1-2022	4,800,000	5,109,371
				8,216,231
Health revenue: 0.71%
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,797,711
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	4,000,000	4,757,828
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR+1.10%)±	1.17	1-1-2042	9,500,000	9,538,163
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2025	275,000	329,759
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00%	12-1-2026	$ 285,000	$ 350,270
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,004,530
				18,778,261
Housing revenue: 0.28%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	580,008
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	870,076
Washington Housing Finance Commission MFHR College Glen Apartments Project Series A (FHA Insured)	1.55	7-1-2022	5,880,000	5,938,718
				7,388,802
Miscellaneous revenue: 0.04%
FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,227,001
Utilities revenue: 1.36%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap+0.29%)±	0.34	5-1-2045	12,635,000	12,635,556
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap+0.49%)±	0.54	11-1-2046	23,190,000	23,265,940
				35,901,496
				96,982,645
West Virginia: 0.40%
GO revenue: 0.08%
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	1,036,272
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	1,048,725
				2,084,997
Utilities revenue: 0.32%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,523,063
				10,608,060
Wisconsin: 3.42%
Airport revenue: 0.16%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	4,210,000	4,347,212
Education revenue: 0.02%
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	635,559
Health revenue: 1.94%
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,253,744
See accompanying notes to portfolio of investments

30  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00%	8-15-2054	$ 1,450,000	$ 1,689,687
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap+0.65%)±	0.70	8-15-2054	4,200,000	4,240,210
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	13,819,910
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,167,384
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,272,065
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,406,829
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	21,817,615
Wisconsin HEFA Marshfield Clinic Series 2012B	5.00	2-15-2026	630,000	650,623
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	164,991
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	264,046
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	386,045
				51,133,149
Miscellaneous revenue: 0.92%
Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	570,000	571,160
Waukesha County WI Series B	3.00	5-1-2021	6,400,000	6,413,116
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,459,390
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	8,807,692
				24,251,358
Resource recovery revenue: 0.38%
Wisconsin PFA Series A-2	0.18	10-1-2025	10,000,000	9,999,611
				90,366,889
Total Municipal obligations (Cost $2,515,386,006)				2,567,057,085

		Yield	Shares
Short-term investments: 1.16%
Investment companies: 1.16%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	30,655,484	30,664,681
Total Short-term investments (Cost $30,664,681)				30,664,681
Total investments in securities (Cost $2,570,450,687)	99.21%			2,622,121,766
Other assets and liabilities, net	0.79			20,826,618
Total net assets	100.00%			$2,642,948,384

See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2021 (unaudited)
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

32  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$5,068,712	$809,425,249	$(783,829,024)	$493	$(749)	$30,664,681	1.16%	30,655,484	$38,467
See accompanying notes to portfolio of investments

Wells Fargo Short-Term Municipal Bond Fund  |  33

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$24,400,000	$0	$24,400,000
Municipal obligations	0	2,567,057,085	0	2,567,057,085
Short-term investments
Investment companies	30,664,681	0	0	30,664,681
Total assets	$30,664,681	$2,591,457,085	$0	$2,622,121,766
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

34  |  Wells Fargo Short-Term Municipal Bond Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Municipal Bond Fund  |  35